Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $)	1 Months Ended
Jan. 31, 2014
Subsequent Event
Subsequent Event [Line Items]
Number of American Depository Shares issued	5,290,966
Number of ordinary shares	26,454,830
Total proceeds received from equity offering	$ 17,100,000